UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2004
                                                -----------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Ardsley Advisory Partners
           --------------------------------------------------
Address:   262 Harbor Drive, 4th Floor
           --------------------------------------------------
           Stamford, CT 06902
           --------------------------------------------------

           --------------------------------------------------

Form 13F File Number:     28-04639
                          ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Steven Napoli
           --------------------------------------------------
Title:     Partner
           --------------------------------------------------
Phone:     203-564-4230
           --------------------------------------------------

Signature, Place, and Date of Signing:

        /s/ Steven Napoli               Stamford, CT           08/12/04
       ------------------------   ---------------------------  ---------
             [Signature]                [City, State]           [Date]

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[    ]  13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[    ]  13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  none

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:             0
                                               -------------

Form 13F Information Table Entry Total:        51
                                               -------------

Form 13F Information Table Value Total:        $914,871
                                               -------------
                                                 (thousands)


List of Other Included Managers:  none


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

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                                                            VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER        VOTING AUTHORITY
    NAME OF ISSUER                TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED    NONE
--------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- -------- -------- -------

24/7 REAL MEDIA INC               COM            901314104   10,982   1,957,000(SH)      (SOLE)                  1,957,000(SOLE)
ADVANCED AUTO PARTS INC           COM            00751Y106   44,180   1,000,000(SH)      (SOLE)                  1,000,000(SOLE)
AETNA INC NEW                     COM            00817Y108   25,500     300,000(SH)      (SOLE)                    300,000(SOLE)
ALVARION LTD                      SHS            M0861T100   11,620     875,000(SH)      (SOLE)                    875,000(SOLE)
AMAZON COM INC                    COM            023135106   16,320     300,000(SH)      (SOLE)                    300,000(SOLE)
AMR CORP                          COM            001765106   15,138   1,250,000(SH)      (SOLE)                  1,250,000(SOLE)
ASHLAND INC                       COM            044204105    7,922     150,000(SH)      (SOLE)                    150,000(SOLE)
AXONYX INC                        COM            05461R101    3,668     700,000(SH)      (SOLE)                    700,000(SOLE)
BLUE COAST SYSTEMS INC            COM NEW        09534T508   11,722     350,000(SH)      (SOLE)                    350,000(SOLE)
BOSTON SCIENTIFIC CORP            COM            101137107   19,260     450,000(SH)      (SOLE)                    450,000(SOLE)
BROOKS AUTOMATION INC             COM            114340102    7,053     350,000(SH)      (SOLE)                    350,000(SOLE)
CALPINE CORP                      COM            131347106    8,640   2,000,000(SH)      (SOLE)                  2,000,000(SOLE)
CANON INC                         ADR            138006309   10,947     205,000(SH)      (SOLE)                    205,000(SOLE)
CAREMARK RX INC                   COM            141705103   72,468   2,200,000(SH)      (SOLE)                  2,200,000(SOLE)
CHESAPEAKE ENERGY CORP            COM            165167107   33,120   2,250,000(SH)      (SOLE)                  2,250,000(SOLE)
CITIGROUP INC                     COM            172967101   18,600     400,000(SH)      (SOLE)                    400,000(SOLE)
COMCAST CORP NEW                  CL A SPL       20030N200   19,327     700,000(SH)      (SOLE)                    700,000(SOLE)
COMTECH TELECOMMUNICATIONS C      COM NEW        205826209    9,024     400,000(SH)      (SOLE)                    400,000(SOLE)
CORAUTUS GENETICS INC             COM NEW        218139202    4,727     815,000(SH)      (SOLE)                    815,000(SOLE)
CORGENTECH INC                    COM            21872P105    4,127     256,000(SH)      (S0LE)                    256,000(SOLE)
CORINTHIAN COLLEGES INC           COM            218868107   14,226     575,000(SH)      (SOLE)                    575,000(SOLE)
ENCORE MED CORP                   COM            29256E109    8,820   1,400,000(SH)      (SOLE)                  1,400,000(SOLE)
GANDER MOUNTAIN CO                COM            36471P108   10,892     475,000(SH)      (SOLE)                    475,000(SOLE)
GEAC COMPUTER LTD                 COM            368289104    9,234   1,350,000(SH)      (SOLE)                  1,350,000(SOLE)
GENELABS TECHNOLOGIES INC         COM            368706107    8,201   3,550,000(SH)      (SOLE)                  3,550,000(SOLE)
ICICI BK LTD                      ADR            45104G104   16,335   1,350,000(SH)      (SOLE)                  1,350,000(SOLE)
IMAX CORP                         COM            45245E109      277      50,000(SH)      (SOLE)                     50,000(SOLE)
INGERSOLL-RAND COMPANY LTD        CL A           G4776G101   23,225     340,000(SH)      (SOLE)                    340,000(SOLE)
INTERNATIONAL STL GROUP INC       COM            460377104   13,388     450,000(SH)      (SOLE)                    450,000(SOLE)
KINTERA INC                       COM            49720P506    4,689     450,000(SH)      (SOLE)                    450,000(SOLE)
MICROSOFT CORP                    COM            594918104  182,784   6,400,000(SH) CALL (SOLE)                  6,400,000(SOLE)
MONSTER WORLDWIDE INC             COM            611742107   11,574     450,000(SH)      (SOLE)                    450,000(SOLE)
NEXTEL PARTNERS INC               CL A           65333F107   29,731   1,867,500(SH)      (SOLE)                  1,867,500(SOLE)
NOVELL INC                        COM            670006105   21,814   2,600,000(SH)      (SOLE)                  2,600,000(SOLE)
ORCHID BIOSCIENCES INC            COM            68571P100    9,240   1,200,000(SH)      (SOLE)                  1,200,000(SOLE)
ORIGEN FINL INC                   COM            68619E208    2,747     345,500(SH)      (SOLE)                    345,500(SOLE)
OWENS ILL INC                     COM NEW        690768403    9,637     575,000(SH)      (SOLE)                    575,000(SOLE)
PEP BOYS MANNY MOE & JACK         COM            713278109   28,265   1,115,000(SH)      (SOLE)                  1,115,000(SOLE)
PETSMART INC                      COM            716768106   15,414     475,000(SH)      (SOLE)                    475,000(SOLE)
PETCO ANIMAL SUPPLIES             COM            716016209   12,079     375,000(SH)      (SOLE)                    375,000(SOLE)
PFIZER INC                        COM            717081103   34,280   1,000,000(SH)      (SOLE)                  1,000,000(SOLE)
RADYNE COMSTREAM INC              COM NEW        750611402    3,008     375,000(SH)      (SOLE)                    375,000(SOLE)
DONNELLEY RR & SONS CO            COM            257867101    6,604     200,000(SH)      (SOLE)                    200,000(SOLE)
SUN HEALTHCARE GROUP INC          COM NEW        866933401    7,642     850,000(SH)      (SOLE)                    850,000(SOLE)
SYMANTEC CORP                     COM            871503108    6,567     150,000(SH)      (SOLE)                    150,000(SOLE)
SYMBOL TECHNOLOGIES INC           COM            871508107   14,003     950,000(SH)      (SOLE)                    950,000(SOLE)
THERMO ELECTRON CORP              COM            883556102   13,065     425,000(SH)      (SOLE)                    425,000(SOLE)
TIVO INC                          COM            888706108    5,672     800,000(SH)      (SOLE)                    800,000(SOLE)
VALEANT PHARMACEUTICALS INTL      COM            91911X104   10,000     500,000(SH)      (SOLE)                    500,000(SOLE)
VISHAY INTERTECHNOLOGY INC        COM            928298108   11,613     625,000(SH)      (SOLE)                    625,000(SOLE)
GRACE WR & CO DEL NEW             COM            38388F908   15,500   2,500,000(SH)      (SOLE)                  2,500,000(SOLE)
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